UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            CAVU Capital Advisors, LLC

Address:         20 Marshall Street, Suite 102
                 South Norwalk, CT 06854


13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  James Gilmore
Title: Chief Financial Officer
Phone: 203-286-0453


Signature, Place and Date of Signing:


/s/James Gilmore                  South Norwalk, CT          October 31, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:  $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                  FORM 13F INFORMATION TABLE
                                                  CAVU Capital Advisors, LLC
                                                      September 30, 2011

COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE SHARED  NONE












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